Submission	Feb. 09, 2026
Submission [Line Items]
Central Index Key	0001702924
Registrant Name	Wrap Technologies, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A